UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      028-04914

Northeast Investors Trust
(Exact name of registrant as specified in charter)

150 Federal Street, Room 1000
Boston, MA 02110
(Address of principal executive offices) (Zip code)

David Randall
150 Federal Street, Room 1000
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30, 2004

Date of reporting period:  March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                               Semi-Annual Report
                             For the Period Ending
                                 March 31, 2005

Table of Contents
Letter to Shareholders                                          1
Historical Information                                          2
Summary of Net Assets                                           5
Schedule of Investments                                         6
Financial Statements                                            14
Financial Highlights                                            17
Notes to the Financial Statements                               18
Trustees & Officers                                             21

Dear Fellow Shareholders,
During the first half of fiscal 2005, Northeast Investors Trust posted a total return of 5.29%, which was in excess of the 3.03% return of the Merrill Lynch Master II Index. We were pleased with this performance, especially as it followed a similar outperformance during the whole of fiscal 2004. At the start of the year, the Trust benefited from a number of one-off situations which gained in price in the relatively strong high yield market. More recently, however, the Trust also held up reasonably well in the sell-off triggered by rising short-term interest rates and the news surrounding General Motors, which is poised to become the largest high yield issuer. The Trust's defensive posture vis a vis both interest rate and credit risk helped in this turbulent period near quarter-end, as most of the purchases made in the 2003-2004 period performed well in the face of generally falling high yield bond prices.
Having said that, we have suffered trading losses in the more aggressive purchases we recently made. Generally speaking, such purchases have been the senior bonds of fully leveraged companies, with our positions being at the level at which we think the bonds are "covered". In most cases, we would like to believe that the trading issues are transitory and that the Trust could see those securities rebound in price.
Our strategy at this point has thus been to continue tilting the portfolio somewhat towards higher risk/higher return securities, thereby reversing some of the defensive positioning that had characterized the portfolio in 2004. Ironically, a recent round of redemptions have had the effect of helping us accomplish this goal, and that activity should also have a temporary, but modestly favorable, impact on the Trust's income payout. We still have plenty of "dry powder" at this point, although an incrementally more aggressive posture will of course add to the day-to-day volatility of the Trust. In terms of specific industry weightings, we have begun to wade into the auto sector, an area we had previously shunned, and another theme has been the purchases of bonds in companies which have been adversely and hopefully only temporarily impacted by rising commodity costs. The thesis in the latter example is that bond prices might rebound when price increases are passed through to consumers or when the cost pressures abate.
In closing, we would like to acknowledge the service of two trustees, who will not be standing for reelection this spring. C. Earl Russell has been a trustee of Northeast Investors Trust since 1951. Trustees and shareholders alike have benefited enormously from Earl's wisdom, counsel and wit over the years, and we hope that he will continue to be someone to whom we can turn for similar guidance in the future.
Robert Minturn will also not stand for reelection as a trustee, although he will continue in his role as General Counsel, Clerk and Chief Legal Officer. Robbie has been a thoughtful trustee over the years, and we look forward to his continued role as fund officer, advisor and friend.
Sincerely,
Bruce H. Monrad
Chairman of the Trustees

Historical Information (unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90     1,200,483,907          0.99          0.0000       10.46
1997               34,213        175,955,357      11.79     2,074,181,767          1.00          0.0000       11.32
1998               38,781        196,523,494      10.42     2,046,655,613          0.96          0.0000       11.58
1999               34,735        204,309,420      10.08     2,059,107,419          0.98          0.1772       10.35
2000               32,850        157,648,926       9.08     1,430,592,442         1.115          0.0000        9.47
2001               25,184        158,103,174       7.42     1,172,141,899          0.97          0.0000        8.31
2002               23,522        208,979,224       7.05     1,471,469,994          0.67          0.0000        7.46
2003               21,969        249,615,565       7.19     1,794,728,603          0.56          0.0000        7.06
2004               21,331        247,232,032       7.59     1,875,883,401          0.63          0.0000        7.48
2005 (b)           21,111        198,500,029       7.73     1,533,171,447          0.26          0.0000        7.78
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.
(b) For six months ended March 31, 2005

Average Annual Total Return (unaudited)

One year ended March 31, 2005                                           9.74%
Five years ended March 31, 2005                                         5.44%
Ten years ended March 31, 2005                                          7.13%

SEC Yield (unaudited)

Yield calculated as of March 31, 2005:                                  6.61%

About Your Fund's Expenses (unaudited)
                                Beginning Account Value         Ending Account Value            Expenses Paid During Period
                                10/1/2004                       3/31/2005                       10/01/2004 - 03/31/2005
Actual Return
5.29%                           $1,000.00                       $1,052.90                       $3.28
Hypothetical
(5% return before expenses)     $1,000.00                       $1,021.79                       $3.18


Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 10/01/2004-3/31/2005.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition (unaudited)

Distribution by Maturity
(% of portfolio)

Under 1 Year    12%
1-5 Years       48%
5-10 Years      33%
10-15 Years      0%
Over 15 Years    7%
-------------------
Total          100%

Summary of Net Assets
March 31, 2005 (unaudited)
                                                                        % of
                                                        Value           Net Assets
Corporate Bonds & Notes
Automobile & Truck                                      $91,164,545     5.95%
Broadcast Cable TV                                       58,821,500     3.84%
Building & Construction                                   5,505,094     0.36%
Chemicals                                                87,879,193     5.73%
Clothing                                                 10,662,500     0.69%
Conglomerate                                             14,880,000     0.97%
Drug Stores                                              51,948,200     3.39%
Electrical Utilities                                    160,090,933    10.44%
Energy/Natural Resources                                199,843,873    13.03%
Entertainment                                            49,518,950     3.23%
Financial Services                                       22,630,165     1.48%
Food Processing                                          28,077,922     1.83%
Gaming                                                  140,053,175     9.13%
Grocery Stores/Distributors                              25,267,344     1.65%
Health Care Diversified                                     705,000     0.05%
Hotels                                                   25,570,375     1.67%
Independent Power Producer                               38,560,000     2.52%
Machine/Tools                                            18,240,118     1.19%
Marketing/Sales                                           5,940,000     0.39%
Metals & Mining                                          35,431,989     2.31%
Miscellaneous Manufacturing                               5,847,600     0.38%
Multi-Line Insurance                                     24,980,421     1.63%
Oil/Gas Exploration                                       7,280,000     0.47%
Packaging & Container                                   144,548,750     9.43%
Paper/Forest Products                                       282,721     0.02%
Pharmaceuticals/Drugs                                    20,886,925     1.36%
Products & Manufacturing                                 20,561,175     1.34%
Publishing                                               27,764,400     1.81%
Retail                                                    7,644,537     0.50%
Retail Food Chains                                       12,544,036     0.82%
Telecommunications                                       46,515,598     3.03%
Textiles                                                     93,688     0.01%
                                                     --------------   -------
Total Corporate Bonds & Notes                        $1,389,740,727    90.65%
Total Foreign Bonds                                      54,466,000     3.55%
Total Common Stocks                                     193,995,380    12.65%
Total Preferred Stocks                                   25,478,954     1.66%
Total Warrants                                            2,245,121     0.15%
                                                     --------------   -------
Total Investments                                     1,665,926,182   108.66%
Receivables                                              34,456,875     2.25%
                                                     --------------   -------
Total Assets                                          1,700,383,057   110.91%
Less Liabilities                                       (167,211,610)  -10.91%
                                                     --------------   -------
Net Assets                                           $1,533,171,447   100.00%
                                                     ==============   =======

Schedule of Investments
March 31, 2005 (unaudited)

Corporate Bonds & Notes                                                                 Value
Name of Issuer                                                  Principal               (Note B)
Automobile and Truck - 5.95%
Collins and Aikman Products, 10.75%, 12/31/11                   $20,000,000             $16,450,000
Dura Operating Corp. Senior Notes, Series B, 8.625%,
4/15/12                                                          27,275,000              25,174,375
HLI Operating Co. Senior Notes, 10.5%, 6/15/10                   15,684,000              14,586,120
TRW Automotive, Inc. Senior Sub. Notes, 11%, 2/15/13 (a)         23,540,000              26,364,800
Visteon Corp. Senior Notes, 7.95%, 8/01/05                        8,600,000               8,589,250
                                                                                         ----------
                                                                                         91,164,545

Broadcast Cable TV - 3.84%
Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%,
4/30/12                                                          40,000,000              39,800,000
Charter Comm. Opt. LLC Senior Notes, Series 144A, 8.375%,
4/30/14                                                           5,000,000               5,025,000
Paxson Comm. Corp. Senior Sub. Notes, 0/12.25%,
1/15/09 (b)                                                      15,050,000              13,996,500
                                                                                         ----------
                                                                                         58,821,500

Building & Construction - 0.36%
American Standard, Inc. Notes, 7.375%, 4/15/05                    2,000,000               2,002,216
Henry Co. Senior Notes, Series B, 10%, 4/15/08                    2,500,000               2,350,000
Nualt Enterprises, Inc., 6%,12/31/04 (c) (d)                      7,042,799               1,152,878
                                                                                          ---------
                                                                                          5,505,094

Chemicals - 5.73%
Foamex LP Capital Corp. Senior Secured Notes, 10.75%,
4/01/09                                                          15,640,000              13,763,200
Georgia Gulf Corp. Secured Notes, 7.625%, 11/15/05                2,500,000               2,540,625
Lyondell Senior Secured Notes, Series B, 9.875%, 5/01/07          7,875,000               8,071,875
Lyondell Chemical Senior Secured Notes, 11.125%, 7/15/12         20,000,000              23,000,000
Pioneer Americas, Inc. Secured Notes, 10%, 12/31/08              14,510,100              15,525,807
Pioneer Americas, Inc. Senior Secured Notes, FRN 5.475%,
12/31/06                                                            709,370                 748,385
Polyone Corp. Senior Notes, 8.875%, 5/01/12                      15,000,000              16,050,000
Sterling Chemical, Inc., PIK Notes, 10%, 12/19/07                 8,179,301               8,179,301
                                                                                         ----------
                                                                                         87,879,193

Clothing - 0.69%
St. John Knits Senior Sub. Notes, 12.5%, 7/01/09                 10,000,000              10,662,500


Conglomerate  - 0.97%
JII Holdings LLC Secured Notes, 13%, 4/01/07                     12,600,000              11,340,000
Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07        6,000,000               3,540,000
                                                                                         ----------
                                                                                         14,880,000

Drug Stores - 3.39%
Rite Aid Corp. Notes, 7.125%, 1/15/07                            29,305,000              29,305,000
Rite Aid Corp. Notes, 12.5%, 9/15/06                             14,912,000              16,403,200
Rite Aid Corp. Secured Notes, Series 144A, 7.5%, 1/15/15          6,500,000               6,240,000
                                                                                         ----------
                                                                                         51,948,200

Electrical Utilities - 10.44%
Kansas City Power and LT Senior Notes, 7.125%, 12/15/05          10,000,000              10,231,500
Midwest Generation LLC Secured Notes, 8.75%, 5/01/34             50,000,000              55,750,000
Nevada Power Co. Notes, Series E, 10.875%, 10/15/09              10,000,000              11,200,000
Northwestern Corp. First Mortgage Notes, Series 144A, 7.3%,
12/01/06                                                         15,000,000              15,498,555
Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10 (a)        29,000,000              35,235,000
Pacific Gas & Electric Co. Senior Notes, 7.1%, 6/01/05            8,590,000               8,640,827
Pacific Gas & Electric Co. Senior Debentures, 7.8%, 6/01/25       3,750,000               3,887,951
Sierra Pacific Power Co. Notes, Series A, 8%, 6/01/08 (a)        18,535,000              19,647,100
                                                                                        -----------
                                                                                        160,090,933

Energy/Natural Resources - 13.03%
ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10                   29,630,000              32,042,208
Chesapeake Energy Corp. Notes, 9%, 8/15/12                       14,000,000              15,452,500
Forest Oil Corp. Senior Notes, 7.75%, 5/01/14                     5,839,000               6,189,340
Forest Oil Corp. Senior Notes, 8%, 6/15/08                       18,655,000              19,820,937
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (e)                       20,000,000              22,208,760
Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07             4,615,000               4,747,681
Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10            1,000,000               1,070,000
Parker Drilling Co. Senior Notes, Series B, 10.125%, 11/15/09    16,116,000              16,941,945
Parker Drilling Co. Senior Notes, 9.625%, 10/01/13                2,500,000               2,762,500
Parker Drilling Co. Senior Notes, FRN 7.66%, 9/01/10             15,000,000              15,525,000
Southern Natural Gas Notes, 8.875%, 3/15/10                      10,762,000              11,669,237
Southern Natural Gas Notes, 6.7%, 10/01/07                        9,867,000              10,099,062
Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (a)          18,000,000              19,530,000
Tennessee Gas Pipeline Debentures, 7%, 3/15/27                    9,200,000               9,515,358
Tesoro Petroleum Corp. Secured Notes, 8%, 4/15/08                11,741,000              12,269,345
                                                                                        -----------
                                                                                        199,843,873


Entertainment - 3.23%
AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12       16,500,000              17,407,500
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11         12,296,000              12,603,400
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14           16,710,000              15,958,050
Cinemark USA, Inc. Senior Discount Notes, 0/9.75%,
3/15/14 (b)                                                       5,000,000               3,550,000
                                                                                         ----------
                                                                                         49,518,950

Financial Services - 1.48%
Finova Group, Inc. Notes, 7.5%, 11/15/09                          5,723,550               2,475,435
Metris Companies, Inc. Senior Notes, 10.125%, 7/15/06             9,996,000              10,170,930
Providian Financial Corp. Convertible Notes, 3.25%,
8/15/05 (a)                                                      10,000,000               9,983,800
                                                                                         ----------
                                                                                         22,630,165

Food Processing - 1.83%
Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08         3,419,000               3,547,212
B&G Foods Senior Sub. Notes, Series D, 9.625%, 8/01/07            1,000,000               1,040,000
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                5,000,000               4,975,000
Dean Foods Co. Senior Notes, 6.75%, 6/15/05                       2,130,000               2,140,650
Dean Foods Co. Senior Notes, 6.625%, 5/15/09                     13,032,000              13,260,060
Mrs. Fields Brands Financing Notes, 9%, 3/15/11                   3,500,000               3,115,000
                                                                                         ----------
                                                                                         28,077,922

Gaming - 9.13%
MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (a)           37,857,000              40,696,275
Park Place Entertainment Senior Sub. Notes, 9.375%,
02/15/07                                                         10,000,000              10,637,500
Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06 (d)    90,530,000              88,719,400
                                                                                        -----------
                                                                                        140,053,175

Grocery Stores/Distributors - 1.65%
Fleming Co., Inc. Senior Sub. Notes, 9.875%, 5/01/12 (f)         26,000,000                 390,000
Fleming Co., Inc. Senior Sub. Notes, Series D, 10.625%,
7/31/07 (f)                                                      10,000,000                 150,000
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (f)             15,000,000               5,100,000
Fleming Co., Inc. Convertible Notes, 5.25%, 3/15/09 (f)           3,000,000                     300
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (f)                8,309,000               2,825,060
Pathmark Stores, Inc. Senior Sub. Notes, Series 144A, 8.75%,
2/01/12                                                          11,500,000              11,183,750
Penn Traffic Senior PIK Notes, 11%, 6/29/09 (f)                  10,032,560               5,618,234
                                                                                         ----------
                                                                                         25,267,344


Health Care Diversified - 0.05%
Dade Behring, Inc. Senior Sub. Notes, 11.91%, 10/03/10              500,000                 545,000
Global Health Sciences Co. Senior Notes, 11%, 5/01/08 (c) (f)     5,000,000                 160,000
                                                                                            -------
                                                                                            705,000

Hotels - 1.67%
Booth Creek Ski Holdings Senior Notes, Series B, 12.5%,
3/15/07                                                           3,740,000               3,711,950
La Quinta Properties Senior Notes, 8.875%, 3/15/11                9,390,000              10,141,200
Starwood Hotels and Resorts Notes, 6.75%, 11/15/05 (a)           11,630,000              11,717,225
                                                                                         ----------
                                                                                         25,570,375

Independent Power Producer - 2.52%
Calpine Corp. Senior Secured Notes, Series 144A, 8.5%,
7/15/10 (a)                                                      27,000,000              21,195,000
Calpine Corp. Senior Secured Notes, Series 144A, 8.75%,
7/15/13 (a)                                                      23,000,000              17,365,000
                                                                                         ----------
                                                                                         38,560,000

Machine/Tools - 1.19%
Agco Corp. Senior Notes, 9.5%, 5/01/08                           17,413,000              18,240,118

Marketing/Sales - 0.39%
Bear Creek Corp. Senior Notes, Series 144A, 9%, 3/01/13           6,000,000               5,940,000

Metals & Mining  - 2.31%
Golden Northwest Aluminum First Mortgage Notes, 12%,
12/15/06 (f)                                                     12,500,000               1,156,250
Inland Steel Corp. First Mortgage Notes, Series R, 7.9%,
1/15/07                                                           6,500,000               6,565,000
Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%,
2/01/03 (f) (g)                                                  46,230,000               7,281,225
Kaiser Aluminum Chemical Corp. Senior Notes, Series B,
10.875%, 10/15/06 (f)                                            12,000,000              10,260,000
Kaiser Aluminum Chemical Corp. Senior Notes, Series D,
10.875%, 10/15/06(f)                                              1,500,000               1,282,500
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (f)               7,776,278                   4,860
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (f)            7,286,184                   4,554
National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (f)      959,984                  27,600
Ormet Corp. Senior Notes, 11%, 8/15/08 (f)                       15,000,000               8,850,000
                                                                                         ----------
                                                                                         35,431,989

Miscellaneous Manufacturing - 0.38%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                 6,645,000               5,847,600

Multi-Line Insurance - 1.63%
Marsh & McLennan Cos., Inc. Senior Notes, 7.125%,
6/15/09 (a)                                                      21,300,000              22,966,427
Provident Companies, Inc. Senior Notes, 6.375%, 7/15/05           2,000,000               2,013,994
                                                                                         ----------
                                                                                         24,980,421

Oil/Gas Exploration - 0.47%
Newfield Exploration Co. Senior Notes, Series B, 7.45%,
10/15/07                                                          7,000,000               7,280,000

Packaging & Container - 9.43%
Crown Euro Holdings SA Secured Notes, 9.5%, 3/01/11 (a)          23,000,000              25,242,500
Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07 (a)             30,000,000              31,050,000
Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)            20,000,000              20,550,000
Pliant Corp. Secured Senior Notes, 11.125%, 9/01/09              25,000,000              25,000,000
Pliant Corp. Secured Notes, 0/11.125%, 6/15/09 (b)               18,500,000              16,650,000
Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%,
11/15/13                                                         27,500,000              26,056,250
                                                                                        -----------
                                                                                        144,548,750

Paper/Forest Products - 0.02%
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06 (f)                                               14,061,292                 281,226
Crown Paper Senior Sub. Notes, 11%, 9/01/05 (f)                  14,950,000                   1,495
                                                                                            -------
                                                                                            282,721

Pharmaceuticals/Drugs - 1.36%
Alpharma, Inc. Senior Notes, Series 144A, 8.625%, 5/01/11        21,205,000              20,886,925


Products & Manufacturing - 1.34%
Motors and Gears, Inc. Senior Notes, Series D, 10.75%,
11/15/06                                                         22,410,000              20,561,175


Publishing - 1.81%
Houghton Mifflin Co. Senior Notes, 8.25%, 2/01/11                27,220,000              27,764,400


Retail - 0.50%
National Vision Senior Notes, 12%, 3/30/09                        7,721,755               7,644,537


Retail Food Chains  - 0.82%
American Restaurant Group Senior Notes, Series D, 11.5%,
11/01/06 (f)                                                     15,886,000               9,849,320
Planet Hollywood Secured Notes, 9%, 3/30/10 (c) (f)                 942,093                 449,976
Romacorp, Inc. Senior PIK Notes, 10.5%, 12/31/08 (c) (d)          4,489,480               2,244,740
                                                                                         ----------
                                                                                         12,544,036



Telecommunications - 3.03%
Qwest Corp. Notes, 6.125%, 11/15/05                               4,400,000               4,444,000
Qwest Corp. Notes, 6.625%, 09/15/05                              12,110,000              12,170,550
Qwest Corp. Notes, 5.625%, 11/15/08 (a)                          30,127,000              29,901,048
                                                                                         ----------
                                                                                         46,515,598

Textiles - 0.01%
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (f)       11,750,000                  29,375
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (f)       25,725,000                  64,313
                                                                                             ------
                                                                                             93,688

Total Corporate Bonds & Notes - 90.65%
(cost - $1,636,678,017)                                                              $1,389,740,727
                                                                                     --------------

Foreign Bonds                                                                                Value
Name of issuer                                                    Principal                 (Note B)
Foreign Bonds  - 3.55%
Brazil C Bond Debentures, 8%, 4/15/14                           $11,141,314             $11,057,755
Argentina Global Bonds, 12%, 6/19/31                             34,249,578              10,274,873
Republic of Brazil Discount Series Z-L, 14.5%, 10/15/09          26,366,000              33,115,696
Euro Stabilization Advances, 12/15/26                   GBP         133,613                  17,676
                                                                                        -----------
Total Foreign Bonds - (cost - $57,300,720)                                              $54,466,000


Stocks                                                            Number of                  Value
Name of Issuer                                                     Shares                   (Note B)
Common Stock - 12.65%
American Restaurant Group, Inc. (c) (h)                              10,222                 $10,222
Catalina Restaurant Group (c) (h)                                   276,475               1,331,249
Chiquita Brands, Inc.                                             1,039,148              27,828,383
Chubb Corp.                                                         300,000              23,781,000
Continental Airlines, Class B (h)                                       264                   3,179
Crunch Equity Holdings (d) (h)                                       12,237              15,908,100
Darling International, Inc. (h)                                     745,530               2,974,665
Denny's Corp. (h)                                                 1,217,762               5,784,369
Dictaphone, Inc. (h)                                                225,489               1,127,445
General Chemical (d) (h)                                              1,077                 290,790
Haynes International, Inc. (h)                                      685,714              13,371,423
International Airline Support Group (h)                             219,540                   4,391
JPMorgan Chase & Co.                                                370,000              12,802,000
Kronos Worldwide, Inc.                                              270,700              11,507,473
Laroche Industries, Inc. (c) (h)                                     36,000                 288,000
Lodgian, Inc. (h)                                                   171,356               1,756,399
MAXXAM, Inc. (h)                                                    200,000               5,786,000
National Vision, Inc. (h)                                           394,591               2,012,414
NL Industries                                                       510,200              11,785,620
Nualt Enterprises (c) (d) (h)                                        10,752                     108
Pathmark Stores (h)                                               1,600,398              10,098,511
Penn Traffic (h)                                                  1,906,164                  19,062
Pioneer America (h)                                                 192,500               4,369,750
Planet Hollywood International, Inc. (c) (d) (h)                      2,402                      24
Polymer Group, Inc., Class A (h)                                    386,143               9,248,125
Prandium (h)                                                        869,935                   5,220
Safelite Glass Corp., Class B (c) (d) (h)                           109,677                 877,416
Safelite Realty Corp. (c) (d)                                         7,403                 148,060
Smurfit-Stone Container (h)                                         257,142               3,977,987
Sterling Chemical, Inc. (h)                                         250,443              10,268,163
Tokheim (d) (h)                                                     180,224                   2,703
Trilanco 2 Limited (c) (d) (h)                                           98                       1
Trilanco 3 Limited (c) (d) (h)                                           98                       1
Viskase Cos., Inc. (d) (h)                                        1,293,291               4,267,860
Walter Industries, Inc.                                              54,100               2,301,955
West Point Stevens, Inc. (h)                                      1,600,000                   8,000
Zions Bancorporation                                                145,600              10,049,312
                                                                                        -----------
Total Common Stocks - (cost - $382,687,670)                                            $193,995,380

Preferred Stocks - 1.66%
Chubb Corp., 7%                                                     200,000              $5,930,000
Fannie Mae, Series O , FRN 7%                                       170,000               9,413,750
Polymer, Inc., Series A, PIK 16% (c)                                  3,085              10,135,204
                                                                                        -----------
Total Preferred Stocks - (cost $17,697,756)                                             $25,478,954


Number of Warrants                                                  Shares or             Value
Name of Issuer                                                        Units              (Note B)
Warrants - 0.15%
Dictaphone, Inc. Warrants (c) (h)                                   203,566                     $26
General Chemical A Warrants (c) (d) (h)                                 622                  79,896
General Chemical B Warrants (c) (d) (h)                                 461                  26,503
Key Energy Service Warrants (c) (h)                                  15,000               1,586,407
Safelite Glass Corp. A Warrants (c) (d) (h)                         268,789                  10,811
Safelite Glass Corp. B Warrants (c) (d) (h)                         179,192                   8,539
Sterling Chemical Warrants (c) (h)                                   83,125                 532,939
                                                                                          ---------
Total Warrants - (cost - $17,150,520)                                                     2,245,121
                                                                                          ---------
Total Investments - 108.66%
(cost - $2,111,514,683)                                                               1,665,926,182
                                                                                      -------------
Net Other Assets - (8.66)%                                                             (132,754,735)
                                                                                     --------------
Net Assets - 100%                                                                    $1,533,171,447
                                                                                     ==============

(a) All or a portion of security has been pledged to collateralize short-term borrowings. (b) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(c) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. (d) All or a portion of security is restricted. The aggregate market value of restricted securities as of March 31, 2005 is $24,857,053, which represents 1.47% of total net assets. All of these securities are deemed to be liquid.
(e) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(f) Non-income producing security due to default or bankruptcy filing.
(g) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(h) Non-income producing security.

PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note

Note: Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q.
The Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549- 0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.

The accompanying notes are an integral part of the financial statements.


Statement of Assets
and Liabilities (unaudited)

March 31, 2005
Assets
Investments - at market value (cost $2,111,514,683)                             $1,665,926,182
Receivable for interest                                                             31,923,110
Receivable for shares sold                                                           1,285,804
Receivable for investments sold                                                        825,073
Receivable for dividends                                                               249,572
Cash & other receivables                                                               173,316
                                                                                --------------
Total Assets                                                                     1,700,383,057

Liabilities
Notes Payable                                                                     $153,955,476
Payable for shares repurchased                                                       5,791,802
Payable for investments purchased                                                    5,094,221
Payable for trustee fees                                                             1,924,289
Accrued expenses                                                                       445,822
                                                                                --------------
Total Liabilities                                                                  167,211,610
                                                                                --------------
Net Assets                                                                      $1,533,171,447
                                                                                ==============
Net Assets Consist of:
Capital, at a $1.00 par value                                                     $198,500,029
Paid in surplus                                                                  1,901,181,197
Distribution in excess of net investment income                                     (7,364,129)
Accumulated net realized loss on investments                                      (113,557,149)
Net unrealized depreciation of investments                                        (445,588,501)
                                                                                --------------
Net Assets                                                                      $1,533,171,447
                                                                                ==============
Net Asset Value, offering price and redemption price per share
($1,533,171,447/198,500,029 shares)                                                       7.73
                                                                                          ====
The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2005
Investment Income
Interest                                                                           $57,741,958
Dividends                                                                            1,312,392
Other Income                                                                            84,492
                                                                                    ----------
Total Income                                                                        59,138,842

Expenses
Trustee fees                                                                        $4,451,289
Administrative expenses and salaries                                                   676,900
Interest expense                                                                       258,677
Printing, postage and stationery fees                                                  164,600
Commitment fees                                                                        144,347
Legal fees                                                                              88,500
Computer and related expenses                                                           68,400
Auditing fees                                                                           62,200
Insurance                                                                               45,500
Registration and filing fees                                                            41,800
Custodian fees                                                                           8,190
Telephone                                                                                6,650
Other expenses                                                                          18,300
                                                                                     ---------
Total Expenses                                                                       6,035,353
                                                                                    ----------
Net Investment Income                                                               53,103,489
                                                                                    ----------

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                               32,619,956
Change in unrealized appreciation (depreciation) of investments                     15,735,667
                                                                                  ------------
Net Increase (Decrease) in Net Assets Resulting from Operations                   $101,459,112
                                                                                  ============
The accompanying notes are an integral part of the financial statements.

Statements of Changes
in Net Assets

                                                        Six Months Ended
                                                        March 31,                               Year Ended
                                                        2005                                    September 30,
                                                        (unaudited)                             2004
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                   $53,103,489                             $140,838,081
Net realized gain (loss) from investment transactions    32,619,956                               (7,697,864)
Change in unrealized appreciation (depreciation) of
investments                                              15,735,667                              112,310,397
                                                        -----------                             ------------
Net Increase (Decrease) in Net Assets Resulting from
Operations                                              101,459,112                              245,450,614
                                                        ===========                              ===========
Distributions to Shareholders from Net Investment
Income                                                  (64,600,632)                            (145,311,748)
From Net Trust Share Transactions                      (379,570,434)                             (18,984,068)
                                                       ------------                             ------------
Total Increase (Decrease) in Net Assets                (342,711,954)                              81,154,798
                                                       ------------                             ------------
Net Assets:
Beginning of Period                                   1,875,883,401                            1,794,728,603
                                                      -------------                            -------------
End of Period                                        $1,533,171,447                           $1,875,883,401
                                                     ==============                           ==============
The accompanying notes are an integral part of the financial statements.

Financial Highlights
                        Six Months
                        Ended
                        March 31, 2005                                                  Year Ended September 30,
Per Share Data~        (unaudited)             2004            2003            2002^           2001            2000
Net Asset Value:
Beginning of Period     $7.59                  $7.19           $7.05           $7.42           $9.08          $10.08
Income From
Investment
Operations:
Net investment income    0.22                   0.59            0.56            0.65            0.92            1.02
Net realized and
unrealized gain (loss)
on investment            0.18                   0.44            0.14           (0.35)          (1.61)          (0.90)
                        -----                   ----            ----            ----            -----           -----
Total from investment
operations               0.40                   1.03            0.70            0.30           (0.69)           0.12
                        -----                   ----            ----            ----            -----           -----
Less Distributions:
Net investment income   (0.26)                 (0.63)          (0.56)          (0.67)          (0.97)          (1.12)
Capital Gain               -                     -                -               -               -               -
                        -----                   -----           -----           ----            ----            -----
Net Asset Value:
End of Period           $7.73                   $7.59           $7.19           $7.05           $7.42           $9.08
                        =====                   =====           =====           =====           =====           =====
Total Return            5.29%                   14.90%          10.43%          4.00%           (8.18%)          1.29%
Ratios & Supplemental
Data
Net assets end of period
(in millions)         $1,533.2                  $1,875.9       $1,794.7        $1,471.5         $1,172.1        $1,430.6
Ratio of operating
expenses to average
net assets              0.63%#                   0.67%           0.65%           0.70%            0.86%           1.22%
Ratio of interest expense
to average net assets   0.03%#                   0.03%           0.00%           0.00%            0.21%           0.61%
Ratio of net investment
income to average net
assets                  5.55%#                   7.92%           7.97%           8.61%           11.10%          10.84%
Portfolio turnover rate 29.38%                  39.80%          13.47%          17.61%           22.03%           3.80%

* Includes Interest Expense when applicable
~ Per Share Data calculated using the Average Share Method
#Annualized

^ As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.75% to 8.61%. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.


Notes to Financial Statements for the
six months ended March 31, 2005 (unaudited)

Note A-Organization

Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies

Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. The market value of securities fair valued on March 31, 2005 was 18,155,921, which represents 1.18% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly by the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the six months ended March 31, 2005 was $80,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2005 was 2,274,983 shares (1.15%).

Note D - Shares of Beneficial Interest
At March 31, 2005, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                Six Months Ended                                      Year Ended
                                March 31, 2005                                        September 30, 2004
Shares Amount Shares Amount
Shares Sold             50,225,201      $391,147,415                            136,123,851     $1,018,923,412
Shares issued to shareholders in
reinvestment of distributions from net
investment income        6,224,052        48,288,998                             14,286,816        105,156,190
                        ----------      ------------                            -----------      -------------
                        56,449,253       439,436,413                            150,410,667      1,124,079,602
Shares repurchased    (105,181,256)     (819,006,847)                          (152,794,200)    (1,143,063,670)
                       -----------      ------------                            -----------     --------------
Net Increase (Decrease)(48,732,003)    $(379,570,434)                            (2,383,533)      $(18,984,068)
                       -----------      ------------                            -----------     --------------


Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $533,291,461 and $656,066,623 respectively, for the six months ended March 31, 2005.

Note F - Notes Payable
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2005 the Trust had lines of credit totaling $200,000,000 with unused portions amounting to $46,044,524. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2005:
Average amount outstanding (total of daily outstanding principal balances
divided by the number of days during the period)                     79,641,626
Weighted average interest rate (actual interest expense on short-term
borrowing divided by average short term borrowing outstanding)            3.12%

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The tax character of distributions paid during the fiscal year ended March 31, 2005 was as follows:

Distributions paid from:

Ordinary income                                                    $64,600,632

At March 31, 2005 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                        2,111,514,683

Gross unrealized gain                                             107,735,582
Gross unrealized loss                                            (553,324,086)
                                                                 -------------
Net unrealized security gain (loss)                              (445,588,501)
The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

Trustees and Officers

The Trustees of the Trust are Ernest E. Monrad, Bruce H. Monrad, Robert B. Minturn, C. Earl Russell, Fred L. Glimp, J. Murray Howe and Peter J. Blampied. Under Massachusetts law, the Trustees are generally responsible for the management of the Trust. The following table provides certain information about the Trust's Trustees and Officers:

The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the Trust at 1-800-225-6704.


                                                        Principal
                        Position(s)                                 Occupation(s)
                        Held                 Length of              During                      Other Directorships
Name, Address and Age   with Trust           Time Served(1)         Last 5 Years                Held by Trustee

AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad (2)    Trustee              44 years              Trustee of the Trust,        Century Shares Trust
150 Federal Street                                                 Chairman until May,          Century Small Cap
Boston, MA                                                         2000                         Select
Age 74                                                                                          The New America High
                                                                                                Income Fund, Inc.
                                                                                                Northeast Investors
                                                                                                Growth Fund
Bruce H. Monrad (2)     Chairman and         11 years              Trustee and Officer of
150 Federal Street      Trustee                                    the Trust
Boston, MA
Age 43

William A. Oates, Jr.   President            24 years              Trustee and President
150 Federal Street                                                 of Northeast Investors
Boston, MA                                                         Growth Fund
Age 62

Gordon C. Barrett       Executive Vice       17 years              Officer of the Trust,
150 Federal Street      President and                              Northeast Investors
Boston, MA              Cheif Fiancial                             Growth Fund,
Age 47                  Officer                                    Northeast Investors
                                                                   Management, Inc.

Robert B. Minturn       Trustee, Clerk,      24 years              Clerk and Trustee of          Northeast Investors
150 Federal Street      Vice President,                            the Trust                     Growth Fund
Boston, MA              and Cheif Legal
Age 65                  Officer

INDEPENDENT TRUSTEES

C. Earl Russell         Trustee              53 years              Adviser to the
10 Post Office Sq.                                                 accounting firm of
Boston, MA                                                         Russell, Brier & Co.
Age 95

Fred L. Glimp           Trustee              24 years              Special Assistant to
1350 Massachusetts Ave.                                            President and former
Cambridge, MA                                                      Vice President for
Age 78                                                             Alumni Affairs and
                                                                   Development of
                                                                   Harvard University

J. Murray Howe          Trustee              18 years              Of counsel to the law
One Post Office Square                                             firm of Sullivan &
Boston, MA                                                         Worcester
Age 80

Peter J. Blampied       Trustee              4 years               President of Corcoran         Access Capital
100 Grandview Road                                                 Management Co. Inc.,          Strategies, LLC
Braintree, MA 02184                                                real estate
Age 62

(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.
(2) Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees

Ernest E. Monrad                        Fred L. Glimp
Robert B. Minturn                       J. Murray Howe
Bruce H. Monrad                         Peter J. Blampied
C. Earl Russell

Officers
Bruce H. Monrad, Chairman
William A. Oates, Jr., President
Gordon C. Barrett, Executive Vice President & Chief Financial Officer Robert B. Minturn, Vice President, Clerk, & Chief Legal Officer
Richard J. Semple, Chief Compliance Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110
(800) 225-6704 (617) 523-3588



The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE Inv TR, NE Investors.



Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.
(a) The registrants principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrants disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.
(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.


(a)(1) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                (Registrant)    Northeast Investors Trust

                                By (Signature and Title)
                                Bruce H. Monrad
                                Chairman
                                (principal executive officer)

                                Date: June 6, 2005


                                By (Signature and Title)
                                Gordon C. Barrett
                                Treasurer
                                (principal financial officer)

                                Date: June 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                By (Signature and Title)
                                Bruce H. Monrad
                                Chairman
                                (principal executive officer)

                                Date: June 6, 2005


                                By (Signature and Title)
                                Gordon C. Barrett
                                Treasurer
                                (principal financial officer)

                                Date: June 6, 2005




Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



                                        Date: June 6, 2005
                                        Bruce H. Monrad
                                        Chairman
                                        (principal executive officer)


Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


                                Date: June 6, 2005
                                Gordon C. Barrett
                                Treasurer
                                (principal financial officer)





Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the Registrant), does hereby certify, to such officers knowledge, that:

The report on Form N-CSR for the period ended September 30, 2003 of the Registrant (the Form N-CSR) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

                                Dated:   June 6, 2005
                                Bruce H. Monrad
                                Chairman
                                (Principal Executive Officer)

                                Dated:  June 6, 2005
                                Gordon C. Barrett
                                Treasurer
                                (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.